Commitments, Guarantees, Concentrations and Contingencies - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Lease liabilities		$ 139,796	$ 124,745
Finance Leases
Lease liabilities		14,693
Social Finance, Inc.
Operating Leases
2021		19,168
2022		19,793
2023		19,437
2024		19,091
2025		18,036
Thereafter		77,903
Total		173,428
Less: imputed interest		(33,632)
Lease liabilities	$ 138,822	139,796	$ 124,745
Finance Leases
2021		1,004
2022		959
2023		964
2024		968
2025		1,038
Thereafter		15,113
Total		20,046
Less: imputed interest		(5,353)
Lease liabilities		$ 14,693